COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
December 31, 2013	$ 1,720,106
December 31, 2014	720,331
December 31, 2015	150,982
December 31, 2016	88,073
Total minimum lease payments	2,679,492
Rental expenses under operating leases	$ 1,862,918	$ 1,576,523	$ 1,273,525